Other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Other current assets [Abstract]
Other Current Assets
	Year ended December 31,
	2024	2023
	$’000	$’000
Prepaid expenses	3,169	2,232
VAT receivable	150	178
Other receivables	1,582	119
	4,901	2,529